UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21963

City National Rochdale High Yield Alternative Strategies Master Fund LLC
(Exact name of registrant as specified in charter)

400 Park Avenue
New York, New York 10022-4406
(Address of principal executive offices) (Zip code)

Don Andrews
400 Park Avenue
New York, New York 10022-4406
(Name and address of agent for service)

(800) 245-9888
Registrant's telephone number, including area code

Date of fiscal year end:  March 31

Date of reporting period:  June 30, 2019

Item 1. Schedule of Investments.

City National Rochdale High Yield Alternative Strategies Master Fund LLC
SCHEDULE OF INVESTMENTS, June 30, 2019 (Unaudited)

				Redemptions
	Percentage of Members' Capital	Cost	Fair Value	Frequency	Notice Period# of Days
Long-Term Alternative Investment Funds: (1)

Structured Credit - CLO:

CIFC CLO Opportunity Holdings Fund II LP	17.9%	$4,067,470	$4,859,687	*	*
(Purchased: 7/1/2017, 8/1/2017)

Alcentra Structured Credit Opportunity Fund II (2)	42.7	8,226,850	11,603,941	Quarterly	90
(Purchased: 5/1/2014, 7/1/2014, 8/1/2014, 9/1/2014,
10/1/2014, 11/1/2014, and 5/1/2017)

Great Lakes III, LP	9.8	3,425,156	2,674,346	Quarterly	90
(Purchased: 5/1/2013, 9/1/2013, 10/1/2013, 12/1/2013,
1/1/2014, 2/1/2014, 5/1/2014, and 7/1/2014)

SEIX CLO Management LP	26.7	6,803,643	7,265,026	**	**
(Purchased: 10/1/2016)
	97.1	22,523,119	26,403,000

Liquidating Position:

GoldenTree Partners LP (3)	2.1	200,575	562,959	***	***
(Acquired: 7/2/2007, 8/1/2007, 11/1/2007, 12/3/2007,
2/1/2008, 7/1/2012, and 8/1/2012)

Total Long-Term Alternative Investment Funds:	99.2	22,723,694	26,965,959

Short-Term Investment:

Money Market Fund:

First American Government Obligations Fund - Class Z, 2.26% (4)	10.1	2,751,104	2,751,104

Total Investments	109.3%	$25,474,798	$29,717,063

(1) All investments are non-income producing.
(2) Holdings in the Clareant Structured Credit Opportunity Fund II merged with Alcentra Structured Credit Opportunity Fund II effective January 1, 2019.
(3) Remaining value represents side pocket interests.
(4) 7-day yield.

* This investment is long-term and illiquid.

** SEIX CLO Management LP has a five year re-investment period and a subsequent wind down. This investment is long-term and illiquid.

*** A side pocket investment has been established for GoldenTree Partners LP. This investment is long-term and illiquid.

The investments in Alternative Investments Funds shown above, representing 99.2% of net assets, have been fair valued in accordance with procedures established by the Board of Directors.

City National Rochdale High Yield Alternative Strategies Master Fund LLC
SCHEDULE OF INVESTMENTS, June 30, 2019 (Unaudited), Continued

Structured Credit

Structured credit strategy invests in stressed/distressed non-corporate fixed income asset classes in non-traditional markets such as residential real estate, commercial real estate and asset backed lending that have become distressed and/or undergoing structural changes, with anticipated improvement in the fundamental value of the underlying asset. Economic downturns and fundamental uncertainties can cause forced selling of securitized assets associated with such markets. In general, profits are made by identifying and investing in securities priced significantly below their intrinsic values where the strategy can maximize long-term capital appreciation from earning interest income and cash flows from current amortizing principal payments, cash flows from liquidations and from the fundamental appreciation of the underlying assets. Investing in structured credit requires deep fundamental analysis of the underlying assets and the behavior of the borrowers. Managers may invest in structured credit securities at deep discounts to fair value. Profits are realized as these securities converge to or above fair value with fundamental improvements in underlying borrowers, assets or improved technical behavior. Typically, structured credit managers will take positions in both agency and non-agency residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS), collateralized loan obligations (CLO), and other consumer and commercial loan and asset-backed securities (ABS). At times, the strategy may also entail positions in other income generating assets such as life settlements and annuities, trade finance, legal settlements, whole loans, etc.

Liquidation Positions

Liquidating positions from former investment strategies remain in the Fund due to redemption restrictions placed on the Fund by investment fund managers either at their sole discretion or for other reasons. Such reasons include the magnitude of redemptions requested, portfolio valuation issues and market conditions.

City National Rochdale High Yield Alternative Strategies Master Fund LLC
SCHEDULE OF INVESTMENTS, June 30, 2019 (Unaudited), Continued

The following are the classes of investments grouped by the fair value hierarchy for those investments measured at fair value on a recurring basis at June 30, 2019:
	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Alternative Investment Funds ^	$-	$-	$-	$26,965,959
Short-Term Investment	2,751,104	-	-	2,751,104

Total Investments	$2,751,104	$-	$-	$29,717,063

^ The Alternative Investment Funds were valued using the practical expedient and have not been classified in the fair value hierarchy.

The following table presents additional information for investments measured using the NAV practical expedient:
Alternative Investment Funds	Fair Value at June 30, 2019	Unfunded Commitments	Redemption Frequency	Redemption Notice Period

Structured Credit – CLO	$4,859,687	$-	*	*
Structured Credit – CLO	14,278,287	-	Quarterly	90 days
Structured Credit – CLO	7,265,026	-	**	**
Liquidating Positions	562,959	-	***	***
Total	$26,965,959	$-

* This investment is long-term and illiquid.

** SEIX CLO Management LP has a five year re-investment period and a subsequent wind down. This investment is long-term and illiquid.

*** A side pocket investment has been established for GoldenTree Partners LP. This investment is long-term and illiquid.

The Master Fund has not maintained any positions in derivative instruments or directly engaged in hedging activities.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  City National Rochdale High Yield Alternative Strategies Master Fund LLC

By (Signature and Title) /s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro, President

Date  August 15, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro, President

Date  August 15, 2019

By (Signature and Title) /s/ Mitchell Cepler
Mitchell Cepler, Treasurer

Date  August 16, 2019